Basis of preparation Explanation of change in leases on adoption of IFRS 16 (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]
Reconciliation from operating lease commitments to lease liability
On adoption of IFRS 16, the group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 2019.

€m
Operating lease commitments disclosed as at December 31, 2018	181.6
Discounted using the incremental borrowing rate at January 1, 2019	(54.9)
Less: short-term and low value leases recognized on a straight-line basis as expense	(2.0)
Less: contracts assessed as service agreements	(8.1)
Add: adjustments as a result of a different treatment of extension and termination options	4.2
Lease liability as at January 1, 2019	120.8